STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Options outstanding
Number outstanding (in shares) | shares	9,860,208	6,494,001	4,726,634
Weighted average remaining contractual life (years)	6 years 11 months 12 days
Weighted average exercise price (in dollars per share)	$ 63.58	$ 61.62	$ 62.10
Options outstanding
Number exercisable (in shares) | shares	3,440,894	2,373,717
Weighted average exercise price (in dollars per share)	$ 61.84	$ 59.68
$42.85 - $44.99
Options outstanding
Number outstanding (in shares) | shares	153,937
Weighted average remaining contractual life (years)	1 year 9 months 25 days
Weighted average exercise price (in dollars per share)	$ 44.24
Options outstanding
Number exercisable (in shares) | shares	153,937
Weighted average exercise price (in dollars per share)	$ 44.24
$42.85 - $44.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	42.85
$42.85 - $44.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Options outstanding
Number outstanding (in shares) | shares	280,949
Weighted average remaining contractual life (years)	1 year 10 months 6 days
Weighted average exercise price (in dollars per share)	$ 49.41
Options outstanding
Number exercisable (in shares) | shares	280,949
Weighted average exercise price (in dollars per share)	$ 49.41
$45.00 - $49.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 49.99
$55.00 - $59.99
Options outstanding
Number outstanding (in shares) | shares	1,619,007
Weighted average remaining contractual life (years)	6 years 9 months 3 days
Weighted average exercise price (in dollars per share)	$ 58.39
Options outstanding
Number exercisable (in shares) | shares	991,135
Weighted average exercise price (in dollars per share)	$ 58.28
$55.00 - $59.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	55.00
$55.00 - $59.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $64.99
Options outstanding
Number outstanding (in shares) | shares	2,746,987
Weighted average remaining contractual life (years)	5 years 8 months 19 days
Weighted average exercise price (in dollars per share)	$ 62.52
Options outstanding
Number exercisable (in shares) | shares	1,154,996
Weighted average exercise price (in dollars per share)	$ 62.56
$60.00 - $64.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $64.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 64.99
$65.00 - $69.99
Options outstanding
Number outstanding (in shares) | shares	4,054,418
Weighted average remaining contractual life (years)	8 years 10 months 24 days
Weighted average exercise price (in dollars per share)	$ 65.74
Options outstanding
Number exercisable (in shares) | shares	106,197
Weighted average exercise price (in dollars per share)	$ 66.38
$65.00 - $69.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	65.00
$65.00 - $69.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 69.99
$70.00 - $73.00
Options outstanding
Number outstanding (in shares) | shares	1,004,910
Weighted average remaining contractual life (years)	4 years 11 months 12 days
Weighted average exercise price (in dollars per share)	$ 73.00
Options outstanding
Number exercisable (in shares) | shares	753,680
Weighted average exercise price (in dollars per share)	$ 73.00
$70.00 - $73.00 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	70.00
$70.00 - $73.00 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 73.00